Personnel benefits (Tables)	12 Months Ended
Dec. 31, 2025
Classes of employee benefits expense [abstract]
Summary of Personnel Benefits

	2025	2024	2023
Salaries	364,462,374	355,695,149	357,008,125
Social security charges	109,101,968	108,537,358	117,085,257
Other short term personnel benefits	89,377,438	120,956,054	189,564,774
Personnel services	19,543,362	17,044,327	14,717,079
Personnel compensations and rewards	19,243,474	71,889,505	21,970,362
Termination benefits	775,156	1,486,193	1,368,833
Other long term benefits	1,403,157	2,646,973	9,003,183
TOTAL	603,906,929	678,255,559	710,717,613